Changes in Benefits Obligations and Plan Assets, Pension (Detail) - USD ($) $ in Thousands	12 Months Ended
	May. 31, 2015	May. 31, 2014	May. 31, 2013
Pension Benefits, U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of year	$ 476,590	$ 402,686
Service cost	30,359	27,056	$ 25,950
Interest cost	20,119	18,039	16,240
Benefits paid	(24,147)	(17,683)
Actuarial (gains)/losses	28,166	46,492
Acquisitions and transfers	6,378
Benefit Obligation at End of Year	537,465	476,590	402,686
Balance at Beginning of Period	282,113	241,960
Actual return on plan assets	11,076	30,547
Employer contributions	53,327	27,289
Benefits paid	(24,147)	(17,683)
Acquisitions and transfers	5,058
Balance at End of Period	327,427	282,113	241,960
(Deficit) of plan assets versus benefit obligations at end of year	(210,038)	(194,477)
Net Amount Recognized	(210,038)	(194,477)
Accumulated Benefit Obligation	441,306	385,492
Pension Benefits, Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of year	202,168	185,993
Service cost	4,611	4,375	4,337
Interest cost	7,184	7,382	7,246
Benefits paid	(6,066)	(5,482)
Participant contributions	773	831
Plan amendments		384
Actuarial (gains)/losses	7,738	6,348
Acquisitions and transfers	781
Premiums paid	(128)	(138)
Currency exchange rate changes	(25,675)	2,475
Benefit Obligation at End of Year	191,386	202,168	185,993
Balance at Beginning of Period	177,079	155,056
Actual return on plan assets	21,867	17,432
Employer contributions	5,601	8,111
Participant contributions	773	831
Benefits paid	(6,066)	(5,482)
Premiums paid	(128)	(138)
Currency exchange rate changes	(22,689)	1,269
Balance at End of Period	176,437	177,079	$ 155,056
(Deficit) of plan assets versus benefit obligations at end of year	(14,949)	(25,089)
Net Amount Recognized	(14,949)	(25,089)
Accumulated Benefit Obligation	$ 179,998	$ 188,835